Loans, Financings and Debentures - Characteristics of Nonconvertible Debentures Issued by Company (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
2016	R$ 14,398	R$ 15,179
Cemig GT third issue first series [member] | Unsecured guarantee [member] | Interbank rate for certificates of deposit plus zero point nine zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	0.90
Maturity	2017
2016		543
Cemig GT third issue second series [member] | Unsecured guarantee [member] | Expanded national consumer price index plus six point zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	6.00
Maturity	2019
2016	R$ 301	293
Cemig GT third issue third series [member] | Unsecured guarantee [member] | Expanded national consumer price index plus six point two zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	6.20
Maturity	2022
2016	R$ 1,011	984
Cemig GT fifth issue first series [member] | Unsecured guarantee [member] | Interbank Rate For Certificates Of Deposit Plus One Point Seven Zero Percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	1.70
Maturity	2018
2016	R$ 703	1,411
Cemig GT - 6th Issue - 1st Series [member] | Surety guarantee [member] | Interbank rate for certificates of deposit plus one point six zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety
Annual cost %	1.60
Maturity	2018
2016	R$ 508	1,041
Cemig GT - 6th Issue - 2nd Series [member] | Surety guarantee [member] | Expanded national consumer price index plus eight point zero seven percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety
Annual cost %	8.07
Maturity	2020
2016	R$ 32	31
Cemig GT - 7th Issue - 1st Series [member] | Receivables revenue guarantee [member] | One four zero point zero percentage of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Receivables (Revenue)
Annual cost %	140.00
Maturity	2021
2016	R$ 1,683	2,242
Cemig D second issue [Member] | No guarantee [member] | Expanded national consumer price index plus seven point nine six percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	None
Annual cost %	7.96
Maturity	2017
2016		235
Cemig D - 3rd Issue - 1st Series [member] | Surety guarantee [member] | Interbank rate for certificates of deposit plus zero point six nine percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety
Annual cost %	0.69
Maturity	2018
2016	R$ 447	464
Cemig D - 3rd Issue - 2nd Series [member] | Surety guarantee [member] | Expanded national consumer price index plus four point seven zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety
Annual cost %	4.70
Maturity	2021
2016	R$ 1,537	1,496
Cemig D - 3rd Issue - 3rd Series [member] | Surety guarantee [member] | Expanded national consumer price index plus five point one zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety
Annual cost %	5.10
Maturity	2025
2016	R$ 921	896
Cemig D forth issue single series [member] | Surety guarantee [member] | Interbank rate for certificates of deposit plus four point zero five percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety
Annual cost %	4.05
Maturity	2018
2016	R$ 20	1,627
Cemig D fifth issue single series [member] | Surety receivables guarantee [member] | One four six point five zero percentage of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Surety /Receivables
Annual cost %	146.50
Maturity	2022
2016	R$ 1,576
Gasmig [member] | Unsecured guarantee [member] | Interbank rate for certificates of deposit plus one point six zero percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	1.60
Maturity	2018
2016	R$ 100	101
Gasmig [member] | Unsecured guarantee [member] | Interbank rate for certificates of deposit plus zero point seven four [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	0.74
Maturity	2018
2016	R$ 34	67
Gasmig [member] | Unsecured guarantee [member] | TJLP plus one point eight two and selic plus one point eight two percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	116.50
Maturity	2019
2016	R$ 50
Cemig Telecom [member] | Receivables guarantee [member] | One two eight point five zero percentage of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Receivables
Annual cost %	128.50
Maturity	2019
2016	R$ 26
Subsidiary Securities [member]
Disclosure of detailed information about borrowings [line items]
2016	(25)	(65)
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
2016	(50)	(79)
Debentures [member]
Disclosure of detailed information about borrowings [line items]
2016	R$ 9,029	11,420
Debentures [member] | Interbank rate for certificates of deposit plus zero point seven four [member]
Disclosure of detailed information about borrowings [line items]
Annual cost %	CDI + 0.74%
Maturity	2018
TJLP [member] | Gasmig [member] | Unsecured guarantee [member] | TJLP plus one point eight two and selic plus one point eight two percentage [member]
Disclosure of detailed information about borrowings [line items]
Guarantee	Unsecured
Annual cost %	75
Maturity	2022
2016	R$ 155	R$ 133
Selic [member] | Gasmig [member] | Unsecured guarantee [member] | TJLP plus one point eight two and selic plus one point eight two percentage [member]
Disclosure of detailed information about borrowings [line items]
Annual cost %	25